STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
26.	STOCK BASED COMPENSATION

On July 2, 2013, the Company issued employees a total of 30,021 shares of common stock valued at fair value of range from $4.46 per share for services rendered to the Company. The fair value of the common stock issued was determined by using the trading price of the Company’s common stock on the date of issuance of $4.46 per share.

On April 25, 2014, the Company issued employees a total of 130,567 shares of common stock valued at fair value of range from $4.26 per share for services rendered to the Company. The fair values of the common stock issued were determined by using the trading price of the Company’s common stock on the date of issuance of $4.26 per share.

On June 16, 2014, the Company issued professionals a total of 117,248 shares of common stock valued at fair value of range from $4.26 per share for services rendered to the Company. The fair values of the common stock issued were determined by using the trading price of the Company’s common stock on the date of issuance of $3.96 per share.

On September 16, 2014, the Company issued professionals a total of 202,020 shares of common stock valued at fair value of range from $7.43 per share for services rendered to the Company. The fair values of the common stock issued were determined by using the trading price of the Company’s common stock on the date of issuance of $7.43 per share.

The Company calculated stock based compensation of $2,653,876 and $405,544, and recognized $288,469, and $90,600, $355,341 and $271,800 for the three months ended September 30, 2014 and 2013 and for the nine months ended September 30, 2014 and 2013.

As of September 30, 2014, the deferred compensation balance for staff was $765,009 and was to be amortized over 9 months beginning on October 30, 2014 and the deferred compensation balance for professional services was $1,500,000 and was to be amortized over 12 months beginning on October 30, 2014.

28. STOCK BASED COMPENSATION

On August 16, 2012, the Company issued employees a total of 10,101 shares of common stock valued at fair value of range from $3.96 per share for services rendered to the Company. On the same date, the Company issued 81,414 shares of common stock to a company to provide consulting services for the benefit of the Company. The fair value of the common stock issued was determined by using the trading price of the Company’s common stock on the date of issuance of $3.96 per share.

The Company calculated stock based compensation of $2,501,457 and recognized $2,229,657 for the year ended December 31, 2012. As of December 31, 2012, the deferred compensation balance was $271,800 and this balance of $271,800 was to be amortized over 9 months beginning on January 1, 2013.

On July 2, 2013, the Company issued employees a total of 30,021 shares of common stock valued at fair value of range from $4.46 per share for services rendered to the Company. The fair value of the common stock issued was determined by using the trading price of the Company’s common stock on the date of issuance of $4.46 per share.

The Company calculated stock based compensation of $405,544, and recognized $305,236 for the year ended December 31, 2013. As of December 31, 2013, the deferred compensation balance was $100,308 and the deferred compensation balance of $100,308 was to be